October 16, 2013
BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-1090
Re: Allianz Funds (Registration Nos. 33-36528 and 811-6161)
Ladies and Gentlemen:
     On behalf of Allianz Funds, a Massachusetts business trust (the “Trust”), we are today filing, pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 166 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).
     The Amendment is being submitted in connection with the Trust’s registration of Class R6 shares of AllianzGI NFJ Dividend Value Fund, AllianzGI NFJ International Value Fund and AllianzGI NFJ Small-Cap Value Fund (the “Funds”) described in the accompanying prospectus.
     In addition to Part C, the Amendment includes the following documents:
1.	Prospectus for Class R6 shares of the Funds.

2.	The Statement of Additional Information of the Trust.
     The Trust expects to file an amendment pursuant to Rule 485(b) under the Act on or prior to the effective date of this Amendment in order to include updated financial information.
     No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me (at 617-951-7239) or to George B. Raine (at 617-951-7556) of this firm.
Regards,
/s/ Maureen A. Meredith
Maureen A. Meredith, Esq.
cc: Thomas J. Fuccillo, Esq.
Debra Rubano, Esq.
David C. Sullivan, Esq.
George B. Raine, Esq.
Timothy F. Cormier, Esq.